Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Argentina: 0.3%
4,178 (1)	Globant SA	$512,641	0.3

	Australia: 6.1%
19,825	Appen Ltd.	326,849	0.2
421,186	Aurelia Metals Ltd.	124,184	0.1
15,025	Australian Finance Group Ltd.	28,503	0.0
17,203	Baby Bunting Group Ltd.	38,855	0.0
5,273 (1)	Base Resources Ltd.	830	0.0
508,980	Beach Energy Ltd.	887,840	0.6
45,762	Bell Financial Group Ltd.	41,669	0.0
72,289	BlueScope Steel Ltd.	676,548	0.4
112,520	Charter Hall Group	960,069	0.6
15,615 (2)	Clinuvel Pharmaceuticals Ltd.	285,348	0.2
22,829	Codan Ltd./Australia	116,148	0.1
32,332	CSR Ltd.	103,650	0.1
81,945	Data#3 Ltd.	245,670	0.2
5,033	Downer EDI Ltd.	24,654	0.0
88,802	Evolution Mining Ltd.	224,121	0.1
31,220	GDI Property Group	32,288	0.0
156,949 (1)	Horizon Oil Ltd.	12,999	0.0
8,195	Hotel Property Investments	18,643	0.0
1,377	Iluka Resources Ltd.	8,807	0.0
69,716	Imdex Ltd.	67,386	0.0
107,186	IGO Ltd.	432,893	0.3
15,474	IVE Group Ltd.	23,877	0.0
4,513	Jumbo Interactive Ltd.	39,799	0.0
385,613	Jupiter Mines Ltd.	74,857	0.1
37,232	MACA Ltd.	23,802	0.0
115,297	Macmahon Holdings Ltd.	21,224	0.0
6,889	Magellan Financial Group Ltd.	303,386	0.2
4,644	McPherson's Ltd.	8,375	0.0
28,388	Midway Ltd.	34,775	0.1
40,411	Mineral Resources Ltd.	454,338	0.3
32,538	Mount Gibson Iron Ltd.	19,520	0.0
2,736 (1)	Neuren Pharmaceuticals Ltd.	5,124	0.0
44,781	Northern Star Resources Ltd.	385,750	0.3
57,402	OM Holdings Ltd.	16,907	0.0
50,830	Orora Ltd.	108,512	0.1
45,491	OZ Minerals Ltd.	303,858	0.2
10,143	People Infrastructure Ltd.	24,074	0.0
55,236	Perenti Global Ltd.	55,992	0.0
508,997 (1)	Perseus Mining Ltd.	404,891	0.3
18,982	Pro Medicus Ltd.	299,244	0.2
358,674	Ramelius Resources Ltd.	321,564	0.2
1,287	Regional Express Holdings Ltd.	955	0.0
206,690	Regis Resources Ltd.	633,597	0.4
27,106 (1)	RPMGlobal Holdings Ltd.	19,959	0.0
35,970	Sandfire Resources Ltd	132,112	0.1
181,659 (1)	Saracen Mineral Holdings Ltd.	489,621	0.3
24,674	Seven Group Holdings Ltd.	328,645	0.2
136,951	St Barbara Ltd.	255,286	0.2
34,066	Stanmore Coal Ltd.	21,080	0.0
7,728	Technology One Ltd.	43,255	0.0
6,195	Tribune Resources Ltd.	24,052	0.0
8,580 (1),(2)	Viva Leisure Ltd.	16,484	0.0
18,856 (1)	Vocus Communications Ltd.	42,259	0.0
		9,595,128	6.1

	Austria: 0.1%
850 (1)	Addiko Bank AG	13,405	0.0
1,877	Palfinger AG	58,183	0.1
2,867 (1)	Zumtobel AG	28,140	0.0
		99,728	0.1

	Azerbaijan: 0.0%
14,821	Anglo Asian Mining PLC	28,085	0.0

	Belgium: 0.4%
269	Barco NV	66,887	0.1
450	Home Invest Belgium SA	55,896	0.0
1	Jensen-Group NV	38	0.0
1,006	KBC Ancora	50,107	0.0
17,872	Warehouses De Pauw CVA	510,782	0.3
		683,710	0.4

	Canada: 7.7%
17,099	Absolute Software Corp.	125,200	0.1
17,334	AGF Management Ltd.	92,603	0.1
8,436 (1)	Aimia, Inc.	21,227	0.0
1,400	AirBoss of America Corp.	9,119	0.0
1,700	Artis Real Estate Investment Trust	15,145	0.0
94,776	B2Gold Corp.	410,357	0.3
20,800	Birchcliff Energy Ltd.	27,505	0.0
6,884	Bird Construction, Inc.	33,915	0.0
2,100	Bridgemarq Real Estate Services	24,342	0.0
10,964	BRP, Inc.	559,716	0.4
434	BSR Real Estate Investment Trust	5,303	0.0
270	Calian Group Ltd.	8,732	0.0
21,204	Canaccord Genuity Group, Inc.	78,830	0.1
12,144 (1),(2)	Canada Goose Holdings, Inc.	364,320	0.2
8,311	Canadian Apartment Properties REIT	355,450	0.2
19,615	Canadian Western Bank	484,965	0.3
232,852 (1)	Capstone Mining Corp.	124,924	0.1
2,369 (1)	Cipher Pharmaceuticals, Inc.	1,862	0.0
4,964	Cogeco Communications, Inc.	389,723	0.3
2,025	Cogeco, Inc.	141,875	0.1
1,573	Colliers International Group, Inc.	127,460	0.1
2,300	Computer Modelling Group Ltd.	14,043	0.0
26,160 (1)	Detour Gold Corp.	468,484	0.3
1,380	Dream Office Real Estate Investment Trust	33,942	0.0
4,500	DREAM Unlimited Corp.	39,750	0.0
200	E-L Financial Corp. Ltd.	123,016	0.1
10,000	Enghouse Systems Ltd.	396,101	0.3
2,608	Exco Technologies Ltd.	14,780	0.0
3,600 (1)	EXFO, Inc.	14,091	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Canada: (continued)
16,354	Finning International, Inc.	$282,865	0.2
2,900	Firm Capital Property Trust	14,704	0.0
1,000 (1)	GDI Integrated Facility Services, Inc.	25,087	0.0
11,000 (1)	Gran Colombia Gold Corp.	45,716	0.0
2	Granite Real Estate Investment Trust	108	0.0
93,700 (1)	Guyana Goldfields, Inc.	50,270	0.0
4,400	Hardwoods Distribution, Inc.	54,027	0.0
1,600 (1)	Heroux-Devtek, Inc.	24,035	0.0
33,857	High Arctic Energy Services, Inc.	48,097	0.0
5,100	High Liner Foods, Inc.	31,870	0.0
27,900	iA Financial Corp., Inc.	1,535,407	1.0
6,500 (1)	IBI Group, Inc.	26,719	0.0
1,532	Information Services Corp.	18,580	0.0
30,090	Just Energy Group, Inc.	41,836	0.0
8,163	Kirkland Lake Gold Ltd.	334,748	0.2
300	Lassonde Industries, Inc.	31,861	0.0
1,500	Leon's Furniture Ltd.	18,362	0.0
45,000	Martinrea International, Inc.	438,643	0.3
4,563	Medical Facilities Corp.	14,102	0.0
800	Morguard Corp.	122,497	0.1
10,964	Morguard North American Residential Real Estate Investment Trust	158,072	0.1
1,856	Neo Performance Materials, Inc.	15,287	0.0
10,600	Noranda Income Fund	20,825	0.0
9,408	Norbord, Inc.	276,325	0.2
14,887	North American Construction Group Ltd.	162,268	0.1
18,391	Northland Power, Inc.	413,985	0.3
1,167	Northview Apartment Real Estate Investment Trust	27,081	0.0
17,815	Pan American Silver Corp.	409,500	0.3
34,094 (1)	Parex Resources, Inc.	539,723	0.4
475 (1)	Points International Ltd.	8,011	0.0
2,692	Polaris Infrastructure, Inc.	29,333	0.0
4,400	PRO Real Estate Investment Trust	24,703	0.0
6,931 (1)	Real Matters, Inc.	72,798	0.1
4,883	Ritchie Bros Auctioneers, Inc.	206,160	0.1
30,447	Stantec, Inc.	905,312	0.6
143,677 (1)	Tamarack Valley Energy Ltd.	183,478	0.1
137,466 (1)	Taseko Mines Ltd.	62,946	0.1
12,377	TFI International, Inc.	396,356	0.3
17,200	Torstar Corp.	5,329	0.0
49,076	TransGlobe Energy Corp.	62,817	0.0
42,018	Tricon Capital Group, Inc.	346,075	0.2
5,400	VersaBank	30,358	0.0
1,200	WPT Industrial Real Estate Investment Trust	17,076	0.0
		12,040,132	7.7

	China: 3.0%
185,000	361 Degrees International Ltd.	28,981	0.0
615,069	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. - A Shares	473,061	0.3
115,624	Asia Cement China Holdings Corp.	145,155	0.1
166,300	CCS Supply Chain Management Co. Ltd. - A Shares	157,793	0.1
14,800	Chanjet Information Technology Co. Ltd. - H Shares	14,826	0.0
52,000	Chaowei Power Holdings Ltd.	17,195	0.0
83,000 (1)	Chen Xing Development Holdings Ltd.	25,396	0.0
109,000	China Boqi Environmental Holding Co. Ltd.	19,087	0.0
155,000	China Sunshine Paper Holdings Co. Ltd.	24,501	0.0
10,276	China Yuchai International Ltd.	132,766	0.1
374,100	Chongqing Dima Industry Co. Ltd. - A Shares	167,579	0.1
92,200	Dare Power Dekor Home Co. Ltd. - A Shares	170,299	0.1
34,200	Dutech Holdings Ltd.	6,516	0.0
142,000	Ever Reach Group Holdings Co. Ltd.	18,832	0.0
84,777	FinVolution Group ADR	171,250	0.1
1,104,659	Greenland Hong Kong Holdings Ltd.	416,681	0.3
124,700	Hangcha Group Co. Ltd. - A Shares	238,035	0.2
147,000	Henan Jinma Energy Co. Ltd. - H Shares	57,245	0.0
160,000	Hilong Holding Ltd.	15,293	0.0
35,561	Kaisa Property Holdings Ltd.	85,921	0.1
110,000	Kingdom Holdings Ltd.	24,502	0.0
89,000	Pacific Online Ltd.	17,913	0.0
229,986	Poly Property Group Co. Ltd.	89,083	0.1
464,600	Sailun Group Co. Ltd. - A Shares	312,680	0.2
280,000	Shanghai Industrial Urban Development Group Ltd.	32,218	0.0
360,888	Shanghai Pudong Road & Bridge Construction Co. Ltd. - A Shares	343,579	0.2
41,473	Sinotruk Hong Kong Ltd.	71,211	0.1
2,257 (1)	Sohu.com Ltd. ADR	23,992	0.0
166,000 (1)	SPT Energy Group, Inc.	12,711	0.0
116,000	Ten Pao Group Holdings Ltd.	13,143	0.0
328,000	Towngas China Co. Ltd.	203,194	0.1
1,626,000	West China Cement Ltd.	261,272	0.2
38,932	Xingfa Aluminium Holdings Ltd.	35,991	0.1
319,000	Xiwang Special Steel Co. Ltd. - H Shares	26,948	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China: (continued)
138,000	Zengame Technology Holding Ltd.	$12,671	0.0
1,354,300	Zhejiang Yankon Group Co. Ltd. - A Shares	844,845	0.5
		4,712,365	3.0

	Denmark: 1.6%
35 (1)	ALK-Abello A/S	9,350	0.0
49,826	Columbus A/S	66,924	0.1
7,930	Dfds A/S	333,022	0.2
11,324	GN Store Nord A/S	561,672	0.4
4,469	Matas A/S	42,184	0.0
238	North Media AS	1,748	0.0
13,257	Pandora A/S	687,454	0.4
612	Per Aarsleff Holding A/S	18,602	0.0
7,596	Royal Unibrew A/S	722,139	0.5
26	Sparekassen Sjaelland-Fyn AS	370	0.0
		2,443,465	1.6

	Faeroe Islands: 0.2%
4,272	Bakkafrost P/F	303,951	0.2

	Finland: 1.3%
17,589 (1)	Adapteo Oyj	204,924	0.1
1,202	Alma Media OYJ	11,544	0.0
580	Atria PLC	6,182	0.0
3,554	Digia Oyj	18,077	0.0
1,730	eQ Oyj	25,806	0.0
10,269	Finnair OYJ	59,952	0.0
1,668	Fiskars OYJ Abp	22,257	0.0
3,185	Harvia Oyj	34,122	0.0
2,011	Ilkka-Yhtyma OYJ	8,593	0.0
24,811	Kemira OYJ	375,328	0.3
20,215	Oriola Oyj	48,063	0.0
52,114 (1)	Outotec Oyj	299,634	0.2
1,628	Pihlajalinna Oyj	27,625	0.0
1,541	Ponsse Oyj	53,921	0.1
391	Remedy Entertainment Oyj	6,396	0.0
1,266	Talenom Oyj	64,868	0.1
10,544	TietoEVRY Oyj	344,735	0.2
1,922	Tikkurila OYJ	32,954	0.0
1,388	Vaisala OYJ	51,954	0.0
18,275	Valmet OYJ	395,321	0.3
		2,092,256	1.3

	France: 5.9%
7,911	ABC arbitrage	58,181	0.0
5,112	AKWEL	106,133	0.1
6,116	Alstom SA	324,151	0.2
5,104	Alten Ltd.	629,033	0.4
896 (1)	Argan SA	78,106	0.1
6,656	Arkema SA	609,886	0.4
1,451	Boiron SA	55,197	0.1
5,282	CBO Territoria	22,319	0.0
678 (1)	Cegedim SA	22,784	0.0
305,806 (1)	CGG SA	859,294	0.6
2,308 (1)	Cie des Alpes	77,047	0.1
12,062 (1)	Criteo SA ADR	185,634	0.1
7,041	Eiffage SA	816,152	0.5
128	Envea SA	14,622	0.0
8,067	Faurecia SE	384,366	0.2
570	Focus Home Interactive S.A.	13,589	0.0
673 (1)	Generix Group SADIR	4,956	0.0
1,559	Groupe Crit	118,918	0.1
125 (1)	Groupe Partouche SA	4,173	0.0
941	Guerbet	36,370	0.0
996	HEXAOM	39,987	0.0
762	Infotel SA	36,286	0.0
2,185 (1)	Innate Pharma SA	15,351	0.0
1,527	Kaufman & Broad SA	64,794	0.1
9,849	Korian SA	449,320	0.3
1,992	Lectra	49,248	0.0
271	Manutan International	19,356	0.0
7,854	Nexans SA	382,108	0.2
8,073	Nexity SA	389,751	0.3
731	PSB Industries SA	15,186	0.0
435	Savencia SA	29,969	0.0
6,303	SCOR SE	267,897	0.2
793	Seche Environnement SA	36,146	0.0
2,633 (1)	Soitec	247,497	0.2
1,286	Synergie SA	40,862	0.0
4,987	Teleperformance	1,251,231	0.8
24,789	Television Francaise 1	186,626	0.1
12,128 (1)	UbiSoft Entertainment	919,810	0.6
284	Vetoquinol SA	18,268	0.0
106 (1)	Virbac SA	25,981	0.0
114	Voyageurs du Monde	13,002	0.0
4,500 (1),(3)	Worldline SA/France	317,097	0.2
		9,236,684	5.9

	Germany: 5.1%
7,962 (1)	Affimed NV	20,861	0.0
40,725	Alstria Office REIT-AG	807,946	0.5
5,646	Amadeus Fire AG	955,863	0.6
113	Atoss Software AG	19,738	0.0
6,004 (2)	Aurelius Equity Opportunities SE & Co. KGaA	218,917	0.2
3,197	Bechtle AG	461,292	0.3
8,047	Borussia Dortmund GmbH & Co. KGaA	78,715	0.1
6,793	Carl Zeiss Meditec AG	829,360	0.5
376	CENTROTEC Sustainable AG	5,716	0.0
4,281	Cewe Stiftung & Co. KGAA	488,306	0.3
3,892	CTS Eventim AG & Co. KGaA	242,020	0.2
28,952 (3)	Deutsche Pfandbriefbank AG	466,318	0.3
11,021	Deutz AG	57,559	0.0
11,697 (1)	Dialog Semiconductor PLC	513,814	0.3
260	Eckert & Ziegler Strahlen- und Medizintechnik AG	49,521	0.0
3,487	Elmos Semiconductor AG	107,960	0.1
4,073	Fraport AG Frankfurt Airport Services Worldwide	302,938	0.2
3,883	Gerresheimer AG	307,696	0.2
1,072	GFT Technologies AG	15,741	0.0
13,890 (1)	HelloFresh SE	331,202	0.2
7,832	IVU Traffic Technologies AG	115,091	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany: (continued)
5,724	KION Group AG	$358,277	0.2
2,130 (1)	LPKF Laser & Electronics AG	44,605	0.0
730	PSI Software AG	15,715	0.0
1,897 (2)	QSC AG	2,432	0.0
2,477	Rheinmetall AG	264,905	0.2
2,856	Sixt Leasing SE	42,238	0.0
1,068	Surteco SE	26,441	0.0
22,855	TAG Immobilien AG	602,362	0.4
4,328	Talanx AG	215,987	0.2
1,470	VIB Vermoegen AG	49,021	0.0
1,857	Wuestenrot & Wuerttembergische AG	39,419	0.0
		8,057,976	5.1

	Greece: 0.1%
9,471	Athens Water Supply & Sewage Co. SA	78,149	0.1
3,486	European Reliance General Insurance Co. SA	19,176	0.0
		97,325	0.1

	Hong Kong: 2.2%
2,000	Allied Group Ltd.	10,249	0.0
236,000	Allied Properties HK Ltd.	44,761	0.0
144,000	Analogue Holdings Ltd.	18,403	0.0
300,000	Build King Holdings Ltd.	30,498	0.0
92,000	Champion REIT	55,206	0.1
2,802,920 (1)	China Billion Resources Ltd.	5,774	0.0
714,000 (2)	China Merchants Land Ltd.	106,716	0.1
80,000	Chuang's Consortium International Ltd.	13,823	0.0
80,000	Computer & Technologies Holdings Ltd.	30,928	0.0
145,703	Computime Group Ltd.	10,881	0.0
223,406	Cowell e Holdings, Inc.	54,074	0.1
17,600	Dah Sing Financial Holdings Ltd.	63,275	0.1
88,000	Emperor International Holdings Ltd.	17,217	0.0
814,000	Fountain SET Hldgs	125,418	0.1
66,000	FSE Services Group Ltd.	29,884	0.0
2,188,000	Gemdale Properties & Investment Corp. Ltd.	295,192	0.2
566,000	Get Nice Holdings Ltd.	14,652	0.0
44,626 (1)	Great Rich Technologies Ltd.	79,232	0.1
222,000	Guangnan Holdings Ltd.	20,675	0.0
120,944	Hanison Construction Holdings Ltd.	17,474	0.0
103,200	HKR International Ltd.	43,521	0.0
238,000 (1)	Hop Fung Group Holdings Ltd.	9,617	0.0
90,000	Hung Hing Printing Group Ltd.	12,981	0.0
87,983	International Housewares Retail Co. Ltd.	20,401	0.0
544,000 (1)	IRC Ltd.	6,561	0.0
49,507	Ju Teng International Holdings Ltd.	11,410	0.0
436,726	K Wah International Holdings Ltd.	212,871	0.2
48,415	Lai Fung Holdings Ltd.	54,857	0.0
6,000	Liu Chong Hing Investment Ltd.	7,713	0.0
35,701	Lung Kee Bermuda Holdings	11,176	0.0
133,000	Melco International Development	287,235	0.2
48,377	Million Hope Industries Holdings Ltd.	4,715	0.0
118,000	Ming Fai International Holdings Ltd.	12,155	0.0
83,000	Modern Dental Group Ltd.	14,931	0.0
278,000 (1),(4)	Pacific Andes International Holdings Ltd.	–	–
40,000	Paradise Entertainment Ltd.	4,378	0.0
683,000	PAX Global Technology Ltd.	316,496	0.2
80,000	Perfect Shape Medical Ltd.	26,808	0.0
156,000	Pico Far East Holdings Ltd.	42,200	0.0
69,369	Prinx Chengshan Cayman Holding Ltd.	74,133	0.1
10,000	Public Financial Holdings Ltd.	3,594	0.0
23,000 (1)	Rich Goldman Holdings Ltd.	457	0.0
361,851	Road King Infrastructure	607,474	0.4
87,913 (1)	S&C Engine Group Ltd.	30,178	0.0
24,490 (1)	SHK Hong Kong Industries Ltd.	410	0.0
15,500	Soundwill Holdings Ltd.	17,949	0.0
332,000	Sun Hung Kai & Co. Ltd.	148,358	0.1
32,000	Sunlight Real Estate Investment Trust	20,326	0.0
63,000	Tai Hing Group Holdings Ltd.	10,355	0.0
375,000	Tang Palace China Holdings Ltd.	48,740	0.0
189,000	Tao Heung Holdings Ltd.	30,001	0.0
109,832	Tomson Group Ltd.	27,940	0.0
33,220	Valuetronics Holdings Ltd.	17,623	0.0
212,000	Vedan International Holdings Ltd.	21,291	0.0
40,000	Wai Kee Holdings Ltd.	23,149	0.0
104,000	Water Oasis Group Ltd.	14,864	0.0
182,000	Xinyi Glass Holding Co. Ltd.	228,098	0.2
		3,469,298	2.2

	India: 0.0%
25,620 (1),(4)	Geodesic Ltd.	–	–
17,444	Gujarat Industries Power Co. Ltd.	19,545	0.0
21,379 (1),(4)	Varun Industries Ltd.	–	–
		19,545	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Indonesia: 0.0%
62,425	Mitrabara Adiperdana Tbk PT	$8,408	0.0

	Ireland: 0.6%
1,810 (1),(2)	Cimpress PLC	216,530	0.1
43,884	Dalata Hotel Group PLC - DHGI	222,177	0.2
47,600	UDG Healthcare PLC	470,826	0.3
		909,533	0.6

	Israel: 2.3%
14,681	Camtek Ltd./Israel	166,336	0.1
3,559 (1)	CyberArk Software Ltd.	491,961	0.3
3,002	Danel Adir Yeoshua Ltd.	281,601	0.2
495	Duniec Brothers Ltd.	18,782	0.0
3,967	Electra Consumer Products 1970 Ltd.	78,286	0.1
2,023	FIBI Holdings Ltd.	66,382	0.0
8,267	First International Bank Of Israel Ltd.	231,165	0.1
3,561	Fox Wizel Ltd.	168,945	0.1
52,633	Israel Discount Bank Ltd.	238,724	0.2
3,794 (1)	Kamada Ltd.	24,743	0.0
3,790	Kerur Holdings Ltd.	103,877	0.1
25,716	Mizrahi Tefahot Bank Ltd.	700,029	0.4
2,883	Naphtha Israel Petroleum Corp. Ltd.	15,048	0.0
747	Neto ME Holdings Ltd.	41,584	0.0
93,070	Oil Refineries Ltd.	40,976	0.0
634	Paz Oil Co. Ltd.	76,896	0.1
5,721 (1)	Perion Network Ltd.	44,109	0.0
1,208	Prashkovsky Investments and Construction Ltd.	26,024	0.0
3,356 (1)	Radware Ltd.	85,511	0.1
2,712	S.R Accord Ltd.	56,145	0.0
3,326	Sapiens International Corp. NV	84,580	0.1
1,149 (1),(2)	Silicom Ltd.	40,468	0.0
6,943	Summit Real Estate Holdings Ltd.	103,798	0.1
711 (1)	Taro Pharmaceuticals Industries, Ltd.	57,356	0.0
18,100 (1)	Tower Semiconductor Ltd.	401,458	0.3
248	Victory Supermarket Chain Ltd.	4,160	0.0
		3,648,944	2.3

	Italy: 3.9%
22,467	ACEA SpA	524,505	0.3
22,386	Amplifon S.p.A.	636,537	0.4
18,469 (1)	Arnoldo Mondadori Editore SpA	37,935	0.0
934	Ascopiave SpA	4,578	0.0
3,639	ASTM SpA	106,304	0.1
35,777	Azimut Holding S.p.A.	877,773	0.6
32,745	Banca Finnat Euramerica S.p.A.	9,442	0.0
28,350	Banca Generali SpA	901,189	0.6
24,908	Banca Mediolanum SpA	224,647	0.1
7,780	Banco di Desio e della Brianza S.p.A.	25,022	0.0
17,037	BasicNet SpA	91,452	0.1
19,175	Buzzi Unicem SpA	447,804	0.3
13,658	Cofide SpA	8,331	0.0
11,375	Danieli & Co. Officine Meccaniche SpA	186,709	0.1
18,244	DeA Capital SpA	28,853	0.0
2,755	DiaSorin SpA	338,720	0.2
1,676	El.En. SpA	52,791	0.0
26,705 (1)	Elica SpA	98,922	0.1
12,867	Esprinet S.p.A.	66,856	0.1
40,471 (1)	Eurotech SpA	340,228	0.2
18,996	Falck Renewables SpA	123,591	0.1
13,954	Immobiliare Grande Distribuzione SIIQ SpA	92,744	0.1
60,393 (1)	IMMSI SpA	32,585	0.0
32,127 (3)	Infrastrutture Wireless Italiane SpA	334,036	0.2
1,779 (2)	Italian Wine Brands SpA	26,833	0.0
400	Pharmanutra SpA	10,336	0.0
66,401	Piaggio & C SpA	181,602	0.1
2,655	Ratti SpA	17,373	0.0
72,345	Reno de Medici SpA	60,818	0.0
135,975	Saras S.p.A.	182,460	0.1
7,403	Servizi Italia SpA	22,907	0.0
231	Somec SpA	6,558	0.0
13,838	Unipol Gruppo Finanziario SpA	70,458	0.1
		6,170,899	3.9

	Japan: 22.2%
800	Achilles Corp.	12,677	0.0
14,200	Adastria Co. Ltd.	278,971	0.2
15,300	Advantest Corp.	798,213	0.5
1,000	Aichi Bank Ltd.	30,776	0.0
700	Aichi Tokei Denki Co., Ltd.	27,744	0.0
2,100	Aiphone Co., Ltd.	32,532	0.0
1,100	Alpha Systems, Inc.	28,347	0.0
20,800 (2)	Anritsu Corp.	399,960	0.3
4,689	AOI TYO Holdings, Inc.	29,418	0.0
1,900	Arakawa Chemical Industries Ltd.	26,262	0.0
500	Arata Corp.	20,681	0.0
3,500	Artnature, Inc.	25,039	0.0
300	Asahi Kogyosha Co., Ltd.	9,313	0.0
1,400	ASKA Pharmaceutical Co., Ltd.	15,741	0.0
6,000	Avant Corp.	55,294	0.0
6,000	Bando Chemical Industries Ltd.	44,682	0.0
1,700	Bank of Kochi Ltd.	12,843	0.0
1,800	BayCurrent Consulting, Inc.	125,679	0.1
1,600	BML, Inc.	45,311	0.0
4,600	Bunka Shutter Co., Ltd.	36,772	0.0
1,200	Business Brain Showa-Ota, Inc.	27,071	0.0
1,600	Business Engineering Corp.	48,097	0.0
17,900	Capcom Co., Ltd.	506,468	0.3
1,600	Career Design Center Co. Ltd.	19,099	0.0
2,200	Chilled & Frozen Logistics Holdings Co. Ltd.	25,920	0.0
1,300	Chori Co., Ltd.	25,494	0.0
9,000	Chubu Shiryo Co., Ltd.	139,136	0.1
1,700	CMC Corp.	33,880	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
4,300	Computer Engineering & Consulting Ltd.	$80,479	0.1
1,400	Contec Co. Ltd.	22,959	0.0
2,500	Corona Corp.	23,455	0.0
3,900	CTI Engineering Co., Ltd.	86,109	0.1
2,700	Daihatsu Diesel Manufacturing Co., Ltd.	15,807	0.0
8,000	Daihen Corp.	249,696	0.2
400	Daikoku Denki Co., Ltd.	5,879	0.0
623	Dainichi Co., Ltd.	3,936	0.0
1,900	Daiohs Corp.	23,534	0.0
10,500	Daiseki Co., Ltd.	281,981	0.2
5,715	Daito Electron Co., Ltd.	88,378	0.1
3,200	DD Holdings Co. Ltd.	48,100	0.0
8,600	Denka Co., Ltd.	232,325	0.2
2,900	Dexerials Corp.	24,669	0.0
14,300	Dip Corp.	455,216	0.3
1,900	DMS, Inc.	38,459	0.0
2,700	Doshisha Co., Ltd.	41,591	0.0
28,182	DTS Corp.	653,148	0.4
100	Duskin Co., Ltd.	2,755	0.0
1,600	Dvx, Inc.	12,911	0.0
42,400	EDION Corp.	438,327	0.3
18,400	Eiken Chemical Co., Ltd.	365,563	0.2
3,000	Elematec Corp.	33,708	0.0
146,200	FIDEA Holdings Co., Ltd.	162,551	0.1
3,800	Foster Electric Co., Ltd.	56,473	0.0
2,900	F-Tech, Inc.	20,128	0.0
2,200	Fuji Furukawa Engineering & Construction Co. Ltd.	43,024	0.0
16,500	Fuji Machine Manufacturing Co., Ltd.	259,325	0.2
7,700	Fuji Oil Holdings, Inc.	199,572	0.1
1,400	Fuji Pharma Co. Ltd.	17,621	0.0
10,027	Fuji Soft, Inc.	401,896	0.3
900	Fujibo Holdings, Inc.	29,272	0.0
7,900	Fujikura Kasei Co., Ltd.	38,935	0.0
10,716	Fujitsu Frontech Ltd.	131,993	0.1
2,200	FuKoKu Co. Ltd.	14,532	0.0
300	Fukuda Denshi Co., Ltd.	20,347	0.0
16,300	Fullcast Co., Ltd.	344,487	0.2
4,400	Furusato Industries Ltd.	68,154	0.1
1,600	Fuso Pharmaceutical Industries Ltd.	28,420	0.0
9,200	Future Corp.	159,428	0.1
7,164	G-7 Holdings, Inc.	162,203	0.1
600	Gakken Holdings Co., Ltd.	39,657	0.0
7,400	Grandy House Corp.	33,406	0.0
2,500 (1)	GungHo Online Entertainment, Inc.	45,481	0.0
32,500	Gunma Bank Ltd.	104,467	0.1
23,400	Gurunavi, Inc.	190,086	0.1
3,800	Harima Chemicals Group, Inc.	40,187	0.0
1,800	Haruyama Holdings, Inc.	14,244	0.0
8,900	Hiroshima Bank Ltd.	39,959	0.0
6,000	Hokko Chemical Industry Co. Ltd.	33,860	0.0
3,800	Hokuhoku Financial Group, Inc.	36,426	0.0
2,800	H-One Co. Ltd.	18,348	0.0
2,400	Honshu Chemical Industry Co. Ltd.	26,368	0.0
1,900	Hosokawa Micron Corp.	87,164	0.1
5,800	HS Securities Co., Ltd.	50,785	0.0
1,100	ID Holdings Corp.	15,112	0.0
41,600	Infocom Corp.	1,153,714	0.7
3,600	Intage Holdings, Inc.	28,993	0.0
2,100	Internet Initiative Japan, Inc.	58,421	0.1
656	Invincible Investment Corp.	331,399	0.2
1,200	I-O Data Device, Inc.	11,601	0.0
2,800	Ishihara Sangyo Kaisha Ltd.	23,471	0.0
14,800	Itoki Corp.	64,675	0.1
20,200	Iwaki & Co., Ltd.	97,515	0.1
4,400	Japan Aviation Electronics Industry Ltd.	77,999	0.1
15,500	Japan Lifeline Co. Ltd.	184,403	0.1
6,600	Japan Medical Dynamic Marketing, Inc.	139,643	0.1
900	Japan System Techniques Co. Ltd.	11,119	0.0
7,100	JBCC Holdings, Inc.	121,835	0.1
2,600	Jeol Ltd.	83,697	0.1
1,000	JFE Systems, Inc.	37,825	0.0
997	JK Holdings Co., Ltd.	6,644	0.0
400	JUTEC Holdings Corp.	4,272	0.0
14,000	Kadokawa Corp.	234,095	0.2
700	Kamei Corp.	7,106	0.0
9,900	Kanamoto Co., Ltd.	243,739	0.2
41,200	Kanematsu Corp.	528,246	0.3
400	Kawada Technologies, Inc.	23,275	0.0
4,700	Keihanshin Building Co. Ltd.	63,332	0.1
5,900	Keiyo Bank Ltd.	31,184	0.0
51	Kenedix Office Investment Corp.	409,662	0.3
2,100	Kimura Unity Co., Ltd.	21,779	0.0
5,700	King Co. Ltd.	29,362	0.0
2,400	Kita-Nippon Bank Ltd.	46,845	0.0
100	Kitano Construction Corp.	2,298	0.0
1,200 (1)	KNT-CT Holdings Co., Ltd.	14,420	0.0
1,900	Koatsu Gas Kogyo Co., Ltd.	13,885	0.0
2,800	Kohsoku Corp.	31,042	0.0
1,200	Komaihal Tec, Inc.	20,397	0.0
1,800	KSK Co. Ltd./Inagi	30,118	0.0
9,800	Kumagai Gumi Co., Ltd.	279,751	0.2
1,400	Kurabo Industries Ltd.	29,820	0.0
9,900	Kyorin Co., Ltd.	177,745	0.1
4,200	Kyowa Electronics Instruments Co. Ltd.	16,225	0.0
5,900	Kyowa Leather Cloth Co., Ltd.	42,279	0.0
15,800	Lasertec Corp.	773,508	0.5
2,600	LIXIL VIVA Corp.	53,191	0.0
3,200	Macnica Fuji Electronics Holdings, Inc.	47,787	0.0
34,900	Maeda Corp.	333,131	0.2
5,900	Makino Milling Machine Co., Ltd.	220,699	0.2
1,600	Marubun Corp.	8,834	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
500	Maruzen CHI Holdings Co. Ltd.	$1,657	0.0
1,000	Matsuda Sangyo Co., Ltd.	14,190	0.0
9,100	Matsumotokiyoshi Holdings Co., Ltd.	363,877	0.2
44,300	Mebuki Financial Group, Inc.	98,172	0.1
1,800	Meitec Corp.	102,322	0.1
1,200	Menicon Co. Ltd.	53,743	0.0
39,500	Mito Securities Co., Ltd.	81,191	0.1
900	Mitsubishi Kakoki Kaisha Ltd.	15,128	0.0
1,100	Mitsubishi Research Institute, Inc.	43,166	0.0
3,100	Mitsui Matsushima Holdings Co., Ltd.	32,583	0.0
1,800	Miyazaki Bank Ltd.	40,323	0.0
800	Morishita Jintan Co. Ltd.	15,766	0.0
900	Mory Industries, Inc.	21,379	0.0
1,900	Mutoh Holdings Co., Ltd.	29,789	0.0
1,300	Nadex Co., Ltd.	10,834	0.0
700	Nafco Co., Ltd.	9,002	0.0
1,500	Nagano Bank Ltd.	20,999	0.0
6,100	Nakabayashi Co. Ltd.	34,664	0.0
2,900	Nakamoto Packs Co. Ltd.	43,839	0.0
12,900	Nakano Corp.	57,398	0.0
2,200	Narasaki Sangyo Co. Ltd.	41,297	0.1
1,000	NEC Capital Solutions Ltd.	22,733	0.0
50,700	Net One systems Co., Ltd.	835,924	0.5
9,453	Nichireki Co., Ltd.	115,330	0.1
800	Nihon Chouzai Co., Ltd.	28,139	0.0
4,000	Nihon Kohden Corp.	117,234	0.1
4,000	Nihon Unisys Ltd.	121,979	0.1
74	Nippon Accommodations Fund, Inc.	491,034	0.3
400	Nippon Chemiphar Co., Ltd.	10,948	0.0
11,545	Nippon Filcon Co., Ltd./Tokyo	56,366	0.0
6,300	Nippon Steel Trading Corp.	285,118	0.2
61,600	Nippon Suisan Kaisha Ltd.	335,929	0.2
2,100	Nippon Systemware Co., Ltd.	46,832	0.0
142,000	Niraku GC Holdings, Inc.	7,313	0.0
11,900	Nishi-Nippon Financial Holdings, Inc.	78,464	0.1
58,700	Nissan Tokyo Sales Holdings Co., Ltd.	148,372	0.1
13,000	Nisshin Group Holdings Co. Ltd.	64,628	0.1
9,000	Nittetsu Mining Co., Ltd.	365,879	0.2
1,500	Nitto Kogyo Corp.	31,052	0.0
3,400	NJS Co. Ltd.	55,734	0.0
5,200	Nomura Co., Ltd.	59,056	0.1
91,800	North Pacific Bank Ltd.	183,863	0.1
2,000	Nozawa Corp.	13,145	0.0
2,200	Oita Bank Ltd.	50,920	0.0
1,600	Okura Industrial Co., Ltd.	25,613	0.0
2,700	Okuwa Co., Ltd.	36,251	0.0
15,200	Open House Co. Ltd.	404,068	0.3
2,500	Optorun Co. Ltd.	65,427	0.1
1,000	Origin Co. Ltd.	14,082	0.0
2,800	Osaki Electric Co., Ltd.	16,027	0.0
2,800	Oyo Corp.	35,498	0.0
8,600	Paltac Corp.	402,415	0.3
16,000	Parker Corp.	84,369	0.1
3,500 (1)	Pasco Corp.	64,803	0.1
300	PCA Corp.	12,163	0.0
62,200	Penta-Ocean Construction Co., Ltd.	367,375	0.2
15,900	Poletowin Pitcrew Holdings, Inc.	131,235	0.1
1,300	Pronexus, Inc.	14,190	0.0
3,800	Punch Industry Co. Ltd.	16,430	0.0
3,100	Rasa Corp.	27,489	0.0
4,900	Relia, Inc.	65,378	0.1
31,100	Rengo Co., Ltd.	217,919	0.2
13,800	Resorttrust, Inc.	216,555	0.2
900	Rhythm Watch Co. Ltd.	7,306	0.0
3,500	Riken Technos Corp.	15,560	0.0
1,000	Saison Information Systems Co. Ltd.	19,812	0.0
1,100	Sakai Heavy Industries Ltd.	27,017	0.0
1,400	San Holdings, Inc.	17,901	0.0
5,500	San ju San Financial Group, Inc.	79,295	0.1
8,982	San-Ai Oil Co., Ltd.	89,659	0.1
3,200	Sangetsu Co., Ltd.	56,475	0.0
3,200	Sanko Metal Industrial Co. Ltd.	76,529	0.1
1,519	Sankyo Frontier Co. Ltd.	57,489	0.1
5,700	Sankyu, Inc.	281,045	0.2
2,600	Sanshin Electronics Co., Ltd.	39,999	0.0
31,300	Sanwa Holdings Corp.	329,247	0.2
2,500	Sato Holding Corp.	71,030	0.1
7,000	Sawai Pharmaceutical Co., Ltd.	454,899	0.3
3,300	Saxa Holdings, Inc.	61,359	0.1
11,100	Scroll Corp.	35,639	0.0
21,700	Seikitokyu Kogyo Co., Ltd.	181,898	0.1
25,800	Seino Holdings Co. Ltd.	329,780	0.2
1,800	Shibaura Mechatronics Corp.	60,860	0.1
15,700	Shiga Bank Ltd.	376,901	0.3
3,700	Shikoku Bank Ltd.	32,357	0.0
20,900	Shinsho Corp.	496,418	0.3
8,200	Ship Healthcare Holdings, Inc.	367,661	0.2
3,100	Shofu, Inc.	51,739	0.0
1,700	SK-Electronics Co., Ltd.	28,418	0.0
9,500	Softcreate Holdings Corp.	153,607	0.1
5,769	Soken Chemical & Engineering Co. Ltd.	68,924	0.1
4,100	Soliton Systems KK	44,821	0.0
1,400	SPK Corp.	33,252	0.0
10,900	Starts Corp., Inc.	263,201	0.2
3,900	St-Care Holding Corp.	16,932	0.0
5,400	Sumitomo Bakelite Co., Ltd.	194,100	0.1
5,500	Sushiro Global Holdings Ltd.	461,548	0.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
2,000	Suzuken Co., Ltd.	$76,680	0.1
27,200	Systena Corp.	456,363	0.3
4,200	Tachikawa Corp.	47,361	0.0
3,800	Taiko Bank Ltd.	56,958	0.0
1,300	Taiyo Kagaku Co. Ltd.	24,017	0.0
10,900	Taiyo Yuden Co., Ltd.	314,301	0.2
1,500	Takano Co., Ltd.	10,903	0.0
16,700	Takasago Thermal Engineering Co., Ltd.	290,014	0.2
1,200	Tanabe Consulting Co. Ltd.	14,155	0.0
3,500	Tanseisha Co., Ltd.	39,342	0.0
800	Techno Medica Co. Ltd.	15,242	0.0
4,400	Tigers Polymer Corp.	23,003	0.0
12,900	TIS, Inc.	774,985	0.5
1,400	Toa Corp./Hyogo	14,417	0.0
15,200	TOA Road Corp.	476,791	0.3
4,300	TOC Co., Ltd.	34,536	0.0
46,000	Tochigi Bank Ltd.	83,701	0.1
36,400	Toda Corp.	233,447	0.2
3,100	Togami Electric Manufacturing Co. Ltd.	55,782	0.0
9,600	Toho Bank Ltd.	22,063	0.0
3,800	Toho Holdings Co., Ltd.	78,039	0.1
26,400 (2)	Tokai Carbon Co., Ltd.	238,598	0.2
277	Tokyo Electron Device Ltd.	6,381	0.0
18,900	Tokyo Sangyo Co. Ltd.	109,856	0.1
39,900	Tokyo Steel Manufacturing Co., Ltd.	298,924	0.2
6,300	Tokyo Tekko Co., Ltd.	87,119	0.1
800	Tokyu Construction Co., Ltd.	5,582	0.0
1,600	Tomato Bank Ltd.	15,132	0.0
700	Tomen Devices Corp.	25,124	0.0
11,100	TOMONY Holdings, Inc.	36,861	0.0
31,000	Tomy Co., Ltd.	335,294	0.2
3,400	Tonami Holdings Co., Ltd.	155,142	0.1
8,200	Toppan Forms Co., Ltd.	93,047	0.1
2,600	Towa Bank Ltd.	19,000	0.0
5,100	Towa Pharmaceutical Co., Ltd.	116,455	0.1
9,700	Toyo Construction Co., Ltd.	45,949	0.0
1,100	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	15,004	0.0
23,000	Toyo Tire & Rubber Co., Ltd.	287,508	0.2
3,600	Tsubakimoto Kogyo Co., Ltd.	130,737	0.1
5,200	Uchida Yoko Co., Ltd.	339,233	0.2
1,800	ULS Group, Inc.	43,960	0.0
2,400	UNIRITA, Inc.	41,419	0.0
10,000	UT Group Co. Ltd.	249,236	0.2
13,200	Utoc Corp.	68,084	0.1
4,431	Waseda Academy Co., Ltd.	45,816	0.0
10,304 (1)	Watabe Wedding Corp.	51,956	0.0
1,000	Wood One Co., Ltd.	10,504	0.0
2,200	World Holdings Co. Ltd.	33,252	0.0
3,000	Yamanashi Chuo Bank Ltd.	27,159	0.0
9,900	Yamato Kogyo Co., Ltd.	239,845	0.2
2,100	Yamaya Corp.	42,739	0.0
13,400	Yamazen Corp.	124,151	0.1
2,426	Yashima Denki Co., Ltd.	20,010	0.0
26,376	Yuasa Trading Co., Ltd.	846,237	0.6
2,100	Yushiro Chemical Industry Co., Ltd.	25,993	0.0
2,200	Zaoh Co. Ltd.	29,751	0.0
12,400	Zenkoku Hosho Co. Ltd.	530,519	0.4
		34,906,250	22.2

	Liechtenstein: 0.0%
415	VP Bank AG	71,091	0.0

	Luxembourg: 0.0%
220	Brederode SA	19,275	0.0

	Malaysia: 0.2%
57,500	AFFIN Bank Bhd	25,748	0.0
10,900	Allianz Malaysia Bhd	38,301	0.0
67,600	Deleum Bhd	14,002	0.0
128,700	I-Bhd	6,722	0.0
247,200 (1)	KSL Holdings BHD	43,432	0.1
69,850	Kumpulan Fima BHD	27,613	0.0
45,600	Lii Hen Industries BHD	32,148	0.1
20,200	Lingkaran Trans Kota Holdings Bhd	23,115	0.0
934	Malaysian Pacific Industries Bhd	2,712	0.0
210,000	Media Chinese International Ltd.	9,599	0.0
82,400	MKH Bhd	31,249	0.0
88,495	Tropicana Corp. Bhd	18,895	0.0
		273,536	0.2

	Mexico: 0.0%
42,121 (2)	Concentradora Hipotecaria SAPI de CV	43,691	0.0

	Netherlands: 1.9%
238	AFC Ajax NV	5,332	0.0
1,680 (1)	Argenx SE	242,638	0.2
6,087	ASM International NV	739,734	0.5
11,791	ASR Nederland NV	438,734	0.3
6,752 (3)	Euronext NV	585,285	0.4
719	Hunter Douglas NV	47,047	0.0
15,744 (3)	Intertrust NV	280,423	0.2
1,248	Kendrion NV	27,312	0.0
21,000	SBM Offshore NV	361,276	0.2
478,561 (1),(2),(4)	SNS Reaal NV	–	–
4,358	TKH Group NV	230,388	0.1
		2,958,169	1.9

	New Zealand: 0.3%
9,568	Hallenstein Glasson Holdings Ltd.	37,050	0.0
10,892	Kathmandu Holdings Ltd.	20,931	0.0
50,777	NZX Ltd.	45,623	0.0
13,605	PGG Wrightson Ltd.	21,458	0.0
60,199	Summerset Group Holdings Ltd.	345,237	0.2
13,217	Z Energy Ltd.	37,850	0.1
		508,149	0.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Norway: 0.7%
4,802	Atea ASA	$62,325	0.1
14,920 (1)	Komplett Bank ASA	16,772	0.0
51,237	Kvaerner ASA	56,372	0.0
802	Medistim ASA	19,079	0.0
3,736	Pareto Bank ASA	17,750	0.0
6,351	Selvaag Bolig ASA	36,297	0.0
7,502	Sparebank 1 Nord Norge	62,966	0.1
59,056	SpareBank 1 SMN	652,329	0.4
26,118	Sparebanken Vest	197,064	0.1
		1,120,954	0.7

	Philippines: 0.0%
31,770	Ginebra San Miguel, Inc.	22,979	0.0
88,200	Lopez Holdings Corp.	6,455	0.0
		29,434	0.0

	Poland: 0.1%
400	Amica Wronki SA	15,119	0.0
224	Neuca SA	22,547	0.0
427	TEN Square Games SA	25,513	0.1
8,287 (1)	Zespol Elektrowni Patnow Adamow Konin SA	16,041	0.0
		79,220	0.1

	Portugal: 0.2%
5,397	Semapa-Sociedade de Investimento e Gestao	75,298	0.1
6,180	Sonae Capital SGPS SA	5,271	0.0
39,303	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	203,999	0.1
		284,568	0.2

	Singapore: 1.1%
27,600	AEM Holdings Ltd.	37,551	0.0
13,581	Boustead Singapore Ltd.	7,564	0.0
51,600	China Aviation Oil Singapore Corp. Ltd.	43,188	0.0
266,000	China Sunsine Chemical Holdings Ltd.	93,986	0.1
282,900	CSE Global Ltd.	105,255	0.1
20,700	Elec & Eltek International Co., Ltd.	34,362	0.1
443,600	Frasers Logistics & Industrial Trust	396,594	0.3
102,900	Frencken Group Ltd.	63,069	0.1
3	Golden Energy & Resources Ltd.	0	–
16,400	GuocoLand Ltd.	21,993	0.0
8,000	Hanwell Holdings Ltd.	1,202	0.0
144,800	Hi-P International Ltd.	135,018	0.1
16,612	Ho Bee Land Ltd.	27,877	0.0
67,580 (1)	Hong Leong Asia Ltd.	29,070	0.0
10,920	Hong Leong Finance Ltd.	20,753	0.0
533,000	IGG, Inc.	370,725	0.2
13,600	Lian Beng Group Ltd.	4,974	0.0
10,657	Micro-Mechanics Holdings Ltd.	14,011	0.0
16,300	Penguin International Ltd.	7,600	0.0
13,769	Riverstone Holdings Ltd.	10,560	0.0
13,300	Sing Investments & Finance Ltd.	13,840	0.0
24,100	Stamford Land Corp. Ltd.	8,831	0.0
9,400	Sunningdale Tech Ltd.	8,578	0.0
78,392	Tai Sin Electric Ltd.	18,670	0.0
83,500	Tiong Woon Corp. Holding Ltd.	27,536	0.0
191,000	UMS Holdings Ltd.	130,030	0.1
4,400	Venture Corp. Ltd.	51,957	0.0
		1,684,794	1.1

	South Africa: 0.2%
158,675	Alviva Holdings Ltd.	149,599	0.1
46,167 (1)	ArcelorMittal South Africa Ltd.	3,937	0.0
10,764	DataTec Ltd.	23,899	0.0
44,762	Metair Investments Ltd.	69,640	0.1
1,883	MiX Telematics Ltd. ADR	24,629	0.0
		271,704	0.2

	South Korea: 3.1%
4,994	ABOV Semiconductor Co. Ltd.	29,437	0.0
5,132	AfreecaTV Co. Ltd.	229,395	0.2
432	Asia Holdings Co., Ltd.	36,790	0.0
20,399	Daewon San Up Co. Ltd.	91,926	0.1
4,212	Dongil Industries Co. Ltd.	187,144	0.1
5,666	Douzone Bizon Co. Ltd.	424,643	0.3
3,113	F&F Co. Ltd.	261,827	0.2
1,300	Fursys, Inc.	31,141	0.0
174	Geumhwa PSC Co. Ltd.	4,026	0.0
2,065	GIIR, Inc.	10,205	0.0
16,456 (1)	Global Standard Technology Co. Ltd.	198,456	0.1
1,630	GS Home Shopping, Inc.	177,636	0.1
19,019 (1)	Hansol Technics Co. Ltd.	137,610	0.1
7,372 (1)	Huneed Technologies	39,463	0.0
2,040	IDIS Holdings Co. Ltd.	19,941	0.0
5,550	JB Financial Group Co. Ltd.	23,668	0.0
7,628	Jeju Bank	23,893	0.0
3,397	JLS Co. Ltd.	21,202	0.0
7,972	KISCO Corp.	28,944	0.0
1,480	Korea Airport Service Co. Ltd.	47,125	0.1
430	Korea United Pharm, Inc.	5,905	0.0
5,784 (1)	KT Hitel Co. Ltd.	24,619	0.0
3,030	KT Skylife Co. Ltd.	21,967	0.0
2,451	Kyeryong Construction Industrial Co., Ltd.	36,559	0.0
3,470	LEADCORP, Inc./The	17,274	0.0
1,996	LF Corp.	24,942	0.0
4,077	Maeil Dairies Co. Ltd.	308,823	0.2
3,269	Maeil Holdings Co. Ltd.	28,060	0.0
218	Mi Chang Oil Industrial Co. Ltd.	13,708	0.0
21,039	Partron Co. Ltd.	193,641	0.1
1,063	Protec Co. Ltd.	14,506	0.0
2,321	Pureun Mutual Savings Bank	14,668	0.0
1,138	RedcapTour Co. Ltd.	14,141	0.0
887	S&T Holdings Co. Ltd.	11,101	0.0
613 (1)	Sam Jung Pulp Co. Ltd.	15,506	0.0
8,006	Sam Young Electronics Co. Ltd.	55,607	0.1
20,550 (1)	Samsung Engineering Co. Ltd.	292,363	0.2
10,105 (1)	Seegene, Inc.	252,143	0.2
9,075	SFA Engineering Corp.	306,659	0.2

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: (continued)
412	Shinyoung Securities Co. Ltd.	$18,304	0.0
10,817	SL Corp.	150,763	0.1
7,472	Soulbrain Co. Ltd.	607,206	0.4
126	Taekwang Industrial Co. Ltd.	98,108	0.1
4,910	Telechips, Inc.	42,738	0.1
5,861	Tovis Co. Ltd.	42,100	0.0
4,014	UIL Co. Ltd.	15,920	0.0
2,945	Uju Electronics Co. Ltd.	24,166	0.0
23,184	Union Semiconductor Equipment & Materials Co. Ltd.	114,858	0.1
4,884	Visang Education, Inc.	29,130	0.0
622	Yesco Holdings Co. Ltd.	18,944	0.0
4,602	Yoosung Enterprise Co. Ltd.	9,672	0.0
2,123	Zeus Co. Ltd.	23,968	0.0
		4,872,541	3.1

	Spain: 1.8%
18,978	Almirall SA	280,684	0.2
16,048	Applus Services SA	186,215	0.1
12,563	Atlantica Yield plc	360,872	0.2
27,196	Bankinter S.A.	176,356	0.1
17,728 (1)	Cia de Distribucion Integral Logista Holdings SA	397,801	0.3
101,419	Faes Farma SA	552,699	0.4
18,657 (1)	Masmovil Ibercom SA	390,285	0.2
32,934	Merlin Properties Socimi SA	467,118	0.3
7,389	Naturhouse Health SAU	17,007	0.0
5,247 (1)	Pharma Mar SA	24,080	0.0
		2,853,117	1.8

	Sweden: 3.2%
306	Bergman & Beving AB	2,753	0.0
34,336	Betsson AB	147,244	0.1
3,067	BioGaia AB	132,755	0.1
35,065	Biotage AB	438,146	0.3
99,784	Bredband2 i Skandinavien AB	14,221	0.0
3,179	Bufab AB	43,473	0.0
7,593	Bure Equity AB	169,069	0.1
3,589	Cellavision AB	124,332	0.1
7,857	Clas Ohlson AB	83,411	0.1
31,240 (3)	Dometic Group AB	284,111	0.2
2,991 (1)	Doro AB	14,742	0.0
12,291 (1)	Enlabs AB	27,591	0.0
7,517	Eolus Vind AB	118,999	0.1
16,588 (3)	Evolution Gaming Group AB	512,271	0.3
1,791 (1)	Fastator AB	20,661	0.0
87	Ferronordic AB	1,413	0.0
8,763	Getinge AB	149,236	0.1
39,250	GHP Specialty Care AB	73,388	0.0
3,207	Gunnebo AB	8,345	0.0
13,206	Humana AB	84,776	0.1
10,089	Inwido AB	75,936	0.1
4,094 (1)	ITAB Shop Concept AB	8,112	0.0
9,388	KNOW IT AB	191,616	0.1
6,605	Loomis AB	239,177	0.2
1,133	Nederman Holding AB	16,916	0.0
1,281	NP3 Fastigheter AB	16,606	0.0
7,367 (1)	Orexo AB	46,195	0.0
28,183	Peab AB	282,931	0.2
36,495	Ratos AB	128,207	0.1
194 (1)	RaySearch Laboratories AB	1,894	0.0
1,403	Rejlers AB	17,489	0.0
24,568 (3)	Resurs Holding AB	135,974	0.1
163,080	Rottneros AB	187,960	0.1
3,012	Semcon AB	20,698	0.0
7,757 (1)	Stillfront Group AB	373,080	0.2
2,029 (1),(2)	SwedenCare AB	21,287	0.0
2,024	Tethys Oil AB	16,863	0.0
6,616	Vitrolife AB	138,703	0.1
30,486	Wihlborgs Fastigheter AB	583,929	0.4
		4,954,510	3.2

	Switzerland: 8.3%
22,093 (1),(2)	AC Immune SA	205,244	0.1
8,278	Adecco Group AG	484,993	0.3
118	Barry Callebaut AG	260,630	0.2
802	Bucher Industries AG	268,207	0.2
448	Calida Holding AG	16,837	0.0
21	Carlo Gavazzi Holding AG	5,362	0.0
5,759	Cembra Money Bank AG	673,413	0.4
15,129	Coca-Cola HBC AG	555,720	0.4
76	Coltene Holding AG	6,667	0.0
206	Forbo Holding AG	353,553	0.2
2,678 (3)	Galenica AG	182,392	0.1
264	Georg Fischer AG	258,899	0.2
1,701	Helvetia Holding AG	244,529	0.2
17,211	Julius Baer Group Ltd.	859,993	0.5
18,003	Logitech International SA	806,487	0.5
9	Metall Zug AG	20,540	0.0
2,028	Mikron Holding AG	13,153	0.0
3,756	PSP Swiss Property AG	567,934	0.4
1,708	Sonova Holding AG - Reg	428,318	0.3
512	Straumann Holding AG	488,004	0.3
3,564	Sulzer AG	393,068	0.2
5,365	Swiss Life Holding AG	2,696,849	1.7
3,025	Swissquote Group Holding SA	182,731	0.1
5,997	Tecan Group AG	1,695,335	1.1
282	Thurgauer Kantonalbank	32,059	0.0
1,310	Tornos Holding AG	8,827	0.0
878	u-blox Holding AG	79,031	0.1
84	Vetropack Holding AG	252,035	0.2
6,487	Vontobel Holding AG	451,926	0.3
9,476 (1),(3)	Wizz Air Holdings PLC	522,336	0.3
		13,015,072	8.3

	Taiwan: 0.9%
58,964 (1)	Airmate Cayman International Co. Ltd.	56,604	0.0
19,000	Anpec Electronics Corp.	44,011	0.1
22,062	Apacer Technology, Inc.	30,462	0.0
12,000	Chang Type Industrial Co. Ltd.	13,604	0.0
33,000	Chenbro Micom Co. Ltd.	124,629	0.1
11,000	Chia Chang Co. Ltd.	14,064	0.0
75,200	Coretronic Corp.	90,189	0.1
45,000	Everlight Electronics Co., Ltd.	55,862	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: (continued)
41,000	First Insurance Co. Ltd./The	$19,323	0.0
73,000	Founding Construction & Development Co. Ltd.	38,086	0.0
30,000	Global Mixed Mode Technology, Inc.	112,049	0.1
17,090	Hotung Investment Holdings Ltd.	21,792	0.0
22,800	Hsing TA Cement Co.	14,045	0.0
47,000	Hung Ching Development & Construction Co. Ltd.	32,186	0.0
13,000	Jarllytec Co. Ltd.	34,314	0.0
23,000	Kedge Construction Co. Ltd.	29,140	0.0
50,000	Opto Technology Corp.	36,406	0.0
52,000	Pixart Imaging, Inc.	273,490	0.2
93,000	President Securities Corp.	43,295	0.0
31,000	San Far Property Ltd.	26,474	0.0
19,000	Sinher Technology, Inc.	26,206	0.0
32,919	Taiwan Fire & Marine Insurance Co. Ltd.	22,678	0.0
26,000	Taiwan Surface Mounting Technology Co. Ltd.	84,367	0.1
114,000	Tsann Kuen Enterprise Co., Ltd.	61,323	0.1
32,000	Unitech Computer Co. Ltd.	24,210	0.0
21,000	Wah Lee Industrial Corp.	38,505	0.0
49,000	Winstek Semiconductor Co. Ltd.	42,050	0.0
		1,409,364	0.9

	Thailand: 0.7%
2,294	Thai Rayon PCL	1,932	0.0
671,900	Thanachart Capital PCL	1,114,308	0.7
		1,116,240	0.7

	Turkey: 0.0%
16,473	Aksigorta AS	18,802	0.0
6,901	Yeni Gimat Gayrimenkul Ortakligi AS	14,690	0.0
		33,492	0.0

	United Kingdom: 11.8%
137	4imprint Group PLC	5,988	0.0
25,042	Aggreko PLC	254,199	0.2
537	Aptitude Software Group PLC	3,702	0.0
67,370	Ashmore Group PLC	481,844	0.3
17,064 (1)	Augean PLC	43,263	0.0
57,672 (3)	Auto Trader Group PLC	425,549	0.3
54,502 (3)	Avast PLC	306,108	0.2
4,253	AVEVA Group PLC	275,784	0.2
46,778	B&M European Value Retail SA	224,299	0.1
30,861	Beazley PLC	220,245	0.1
11,181	Begbies Traynor Group PLC	11,775	0.0
5,662	Bellway PLC	297,945	0.2
119,179 (1)	Cairn Energy PLC	266,212	0.2
2,399	Character Group PLC/The	9,789	0.0
120,636	Cineworld Group PLC	281,576	0.2
28,063	Clinigen Group Plc	359,084	0.2
4,847 (1)	Codemasters Group Holdings PLC	19,041	0.0
33,179	Computacenter PLC	786,002	0.5
6,760	Cranswick PLC	318,857	0.2
40,148	Dart Group PLC	901,261	0.6
9,468	Dixons Carphone PLC	16,919	0.0
139,746	Drax Group PLC	501,933	0.3
30,080	Eckoh PLC	22,839	0.0
36,699	Electrocomponents PLC	320,596	0.2
1,287	EMIS Group PLC	19,544	0.0
26,409 (1)	Ferroglobe PLC	22,508	0.0
14,872	Finsbury Food Group PLC	19,442	0.0
20,803	FLEX LNG Ltd.	169,921	0.1
4,563	Focusrite PLC	44,287	0.0
8,499	Future PLC	143,653	0.1
6,838	Games Workshop Group PLC	597,616	0.4
52,698 (1)	Gem Diamonds Ltd.	42,866	0.0
9,748	Go-Ahead Group PLC	263,623	0.2
6,378	Greggs PLC	189,835	0.1
33,386	GVC Holdings PLC	386,033	0.2
75,882	Hansteen Holdings PLC	116,836	0.1
590	Hargreaves Services PLC	2,449	0.0
2,445	Headlam Group PLC	16,886	0.0
15,795	Hikma Pharmaceuticals PLC	381,407	0.2
22,616	HomeServe PLC	382,861	0.3
122,053 (1)	Indivior PLC	61,132	0.0
24,238	Intermediate Capital Group PLC	555,883	0.4
22,363	Investec PLC - INVP - GBP	123,397	0.1
85,745	JD Sports Fashion PLC	927,264	0.6
10,345	Johnson Service Group PLC	28,687	0.0
644	Judges Scientific PLC	45,326	0.0
6,152	Kainos Group PLC	64,177	0.1
4,255	Keystone Law Group PLC	32,589	0.0
109,982	LondonMetric Property PLC	330,836	0.2
71,054	Marston's PLC	98,237	0.1
20,629	Mcbride PLC	17,025	0.0
47,978	Meggitt PLC	426,816	0.3
295	Moneysupermarket.com Group PLC	1,266	0.0
3,239	Morgan Sindall PLC	78,356	0.1
70,717	National Express Group PLC	417,416	0.3
13,550 (1)	Nomad Foods Ltd.	273,439	0.2
5,743	Norcros PLC	21,841	0.0
71,621	OneSavings Bank PLC	403,459	0.3
2,715 (1)	Oxford Immunotec Global PLC	42,028	0.0
15,638	Oxford Metrics PLC	23,231	0.0
40,963	Pagegroup PLC	246,982	0.2
2,383	PayPoint PLC	31,436	0.0
9,932	Pets at Home Group Plc	36,985	0.0
9,185	Polar Capital Holdings PLC	70,832	0.1
55,409	QinetiQ PLC	257,842	0.2
18,621	Rank Group PLC	70,325	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
38,234	Reach PLC	$67,149	0.1
65,217	Redrow PLC	684,645	0.4
2,983	Robert Walters PLC	23,728	0.0
57,846	Safestore Holdings PLC	614,904	0.4
6,197	SDL PLC	50,244	0.0
17,592 (1)	Shield Therapeutics PLC	37,981	0.0
54,365	Softcat PLC	827,870	0.5
21,050	Speedy Hire PLC	22,126	0.0
20,407	Spirent Communications PLC	59,689	0.0
7,266	SSP Group Plc	61,668	0.0
90,748	Stock Spirits Group PLC	243,594	0.2
51,332	Tate & Lyle PLC	536,599	0.3
47,829 (1),(3)	Trainline PLC	297,589	0.2
43,042	TP ICAP PLC	225,064	0.1
4,125	U & I Group PLC	9,746	0.0
32,616	Unite Group PLC	547,646	0.4
21,034	Urban Logistics REIT PLC	40,969	0.0
36,615	Vertu Motors PLC	17,599	0.0
44,067	Vesuvius PLC	253,128	0.2
168	Vitec Group PLC	2,278	0.0
56,405	XLMedia PLC	25,883	0.0
3,585	YouGov PLC	30,582	0.0
		18,522,065	11.8

	United States: 1.0%
4,700 (1)	Akumin, Inc.	16,858	0.0
5,461 (1)	Allot Ltd.	52,371	0.0
22,405 (1)	Atlantic Power Corp.	53,498	0.1
1,411 (1)	AudioCodes Ltd.	30,252	0.0
42,284 (1)	Cushman & Wakefield PLC	812,699	0.5
2,816 (1)	MeiraGTx Holdings plc	50,998	0.0
7,362 (1)	Nova Measuring Instruments Ltd.	280,050	0.2
9,719 (1)	Osmotica Pharmaceuticals PLC	62,590	0.1
25,788 (1)	Viemed Healthcare, Inc.	135,429	0.1
		1,494,745	1.0

	Total Common Stock (Cost $135,088,857)	154,652,054	98.5

EXCHANGE-TRADED FUNDS: 0.3%
11,027	Vanguard FTSE Developed Markets ETF	471,294	0.3

	Total Exchange-Traded Funds (Cost $487,380)	471,294	0.3

PREFERRED STOCK: 0.6%
	Denmark: 0.0%
188	Brodrene A&O Johansen A/S	9,843	0.0

	Germany: 0.6%
11,528	Draegerwerk AG & Co. KGaA	672,500	0.4
856	Einhell Germany AG	55,252	0.1
50	KSB SE & Co. KGaA	16,644	0.0
180	STO AG	21,081	0.0
3,718	Villeroy & Boch AG	63,080	0.1
		828,557	0.6

	South Africa: 0.0%
776	Absa Bank Ltd.	38,172	0.0

	Sweden: 0.0%
571	Corem Property Group AB	23,488	0.0

	Total Preferred Stock (Cost $826,020)	900,060	0.6

	Total Long-Term Investments (Cost $136,402,257)	156,023,408	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 1.3%
1,000,000 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 01/31/20, 1.60%, due 02/03/20 (Repurchase Amount $1,000,132, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,020,000, due 02/04/20-12/20/69)	1,000,000	0.6
1,000,000 (5)	Citigroup, Inc., Repurchase Agreement dated 01/31/20, 1.59%, due 02/03/20 (Repurchase Amount $1,000,131, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.560%-9.000%, Market Value plus accrued interest $1,020,000, due 02/15/20-02/01/50)	1,000,000	0.7

	Total Repurchase Agreements (Cost $2,000,000)	2,000,000	1.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral: 0.0%
37,542 (5)	Credit Suisse AG (New York), 0.000%, Repurchase Agreement dated 01/31/20, 1.57%, due 02/03/20 (Repurchase Amount $37,547, collateralized by various U.S. Government Securities, 0.125%-2.875%, Market Value plus accrued interest $38,293, due 07/15/23-09/09/49) (Cost $37,542)	$37,542	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
356,190 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.490%
	(Cost $356,190)	356,190	0.2

	Total Short-Term Investments (Cost $2,393,732)	2,393,732	1.5

	Total Investments in Securities (Cost $138,795,989)	$158,417,140	100.9
	Liabilities in Excess of Other Assets	(1,462,041)	(0.9)
	Net Assets	$156,955,099	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of January 31, 2020.

Sector Diversification	Percentage of Net Assets
Industrials	19.8%
Information Technology	15.4
Financials	13.9
Consumer Discretionary	10.2
Health Care	9.6
Real Estate	9.0
Materials	8.8
Communication Services	4.5
Consumer Staples	3.4%
Energy	3.0
Utilities	1.5
Exchange-Traded Funds	0.3
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2020
Asset Table
Investments, at fair value
Common Stock
Argentina	$512,641	$–	$–	$512,641
Australia	265,178	9,329,950	–	9,595,128
Austria	99,728	–	–	99,728
Azerbaijan	28,085	–	–	28,085
Belgium	55,934	627,776	–	683,710
Canada	12,040,132	–	–	12,040,132
China	460,905	4,251,460	–	4,712,365
Denmark	807,660	1,635,805	–	2,443,465
Faeroe Islands	–	303,951	–	303,951
Finland	1,240,359	851,897	–	2,092,256
France	868,086	8,368,598	–	9,236,684
Germany	930,895	7,127,081	–	8,057,976
Greece	97,325	–	–	97,325
Hong Kong	220,402	3,248,896	–	3,469,298
India	19,545	–	–	19,545
Indonesia	–	8,408	–	8,408
Ireland	438,707	470,826	–	909,533
Israel	1,535,961	2,112,983	–	3,648,944
Italy	1,820,519	4,350,380	–	6,170,899
Japan	580,596	34,325,654	–	34,906,250
Liechtenstein	71,091	–	–	71,091
Luxembourg	19,275	–	–	19,275
Malaysia	140,552	132,984	–	273,536
Mexico	43,691	–	–	43,691
Netherlands	332,802	2,625,367	–	2,958,169
New Zealand	67,081	441,068	–	508,149
Norway	930,109	190,845	–	1,120,954
Philippines	6,455	22,979	–	29,434
Poland	64,101	15,119	–	79,220
Portugal	80,569	203,999	–	284,568
Singapore	558,469	1,126,325	–	1,684,794
South Africa	247,805	23,899	–	271,704
South Korea	197,984	4,674,557	–	4,872,541
Spain	384,952	2,468,165	–	2,853,117
Sweden	582,243	4,372,267	–	4,954,510
Switzerland	600,700	12,414,372	–	13,015,072
Taiwan	139,719	1,269,645	–	1,409,364
Thailand	1,932	1,114,308	–	1,116,240
Turkey	14,690	18,802	–	33,492
United Kingdom	9,100,900	9,421,165	–	18,522,065
United States	1,494,745	–	–	1,494,745
Total Common Stock	37,102,523	117,549,531	–	154,652,054
Exchange-Traded Funds	471,294	–	–	471,294
Preferred Stock	772,321	127,739	–	900,060
Short-Term Investments	356,190	2,037,542	–	2,393,732
Total Investments, at fair value	$38,702,328	$119,714,812	$–	$158,417,140

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

At January 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $140,199,918.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$30,562,842
Gross Unrealized Depreciation	(12,182,011)

Net Unrealized Appreciation	$18,380,831